AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05048784

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Cert Amx

1-31671

MAY 9 2005

May 10, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
MAY 12 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 29, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Rydex ETF Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following security:

Rydex Russell Top 50 ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl